United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-10625

(Investment Company Act File Number)

Federated Core Trust II, L.P.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  12/31/08

Date of Reporting Period:  Quarter ended 9/30/08

Item 1.                      Schedule of Investments
Market Plus Core Fund

Portfolio of Investments

September 30, 2008 (unaudited)

Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES--32.5%
		Federal Home Loan Mortgage Corporation--29.2%
$4,732,276		Federal Home Loan Mortgage Corp., 5.437%, 12/1/2035	$4,760,418
1,911,924		Federal Home Loan Mortgage Corp., 5.584%, 5/1/2037	1,932,489
3,609,598		Federal Home Loan Mortgage Corp., 5.594%, 6/1/2036	3,663,341
		TOTAL	10,356,248
		Federal National Mortgage Association--3.3%
240,272		Federal National Mortgage Association, 4.140%, 5/1/2033	240,140
19,844		Federal National Mortgage Association, 5.120%, 6/1/2035	19,802
86,191		Federal National Mortgage Association, 5.404%, 5/1/2036	87,162
788,718		Federal National Mortgage Association, 5.437%, 4/1/2036	799,875
20,706		Federal National Mortgage Association, 5.635%, 4/1/2035	20,915
		TOTAL	1,167,894
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $11,423,310)	11,524,142
		ASSET-BACKED SECURITIES--7.9%
		Auto Receivables--3.4%
176,716		Americredit Prime Automobile Receivables Trust 2007-2M A2B, 2.867%, 11/08/2010	174,092
275,000		Carmax Auto Owner Trust 2007-3, 2.887%, 12/15/2011	272,295
304,006		Harley-Davidson Motorcycle Trust 2004-1, 2.530%, 11/15/2011	303,819
450,000		Huntington Auto Trust 2008-1, 3.987%, 4/16/2012	447,740
		TOTAL	1,197,946
		Home Equity Loan--2.5%
12,135		Asset Backed Funding Certificate 2005-OPT1 A1MZ, 3.557%, 7/25/2035	10,616
62,878		Asset Backed Securities Corp. Home Equity Loan Trust 2005-HE5, 3.477%, 6/25/2035	57,222
300,000		Capital One Multi-Asset Execution Trust 2004-B6, 4.150%, 7/16/2012	286,588
46,495		GSAA Home Equity Trust 2005-15 1A2, 3.587%, 1/25/2036	20,283
75,000		GSAA Home Equity Trust 2005MTR1 A3, 3.517%, 10/25/2035	52,559
46,677		GSAMP Trust 2005-SEA2 A1, 3.557%, 1/25/2045	39,024
280,000		Morgan Stanley ABS Capital I 2004-OP1 M3, 3.887%, 11/25/2034	249,172
61,018		Morgan Stanley ABS Capital I 2005-HE3, 3.587%, 7/25/2035	54,786
34,960		Morgan Stanley ABS Capital I 2005-WMC4 M1, 3.617%, 4/25/2035	27,071
7,840		Nomura Home Equity Loan Inc 2006-HE2 A1, 3.267%, 3/25/2036	7,827
68,742		Option One Mortgage Loan Trust 2005-1 A1B, 3.537%, 2/25/2035	60,815
30,991		Popular ABS Mortgage Pass-Through Trust 2005-5 AV2B, 3.467%, 11/25/2035	29,716
		TOTAL	895,679
		Non-Agency Mortgage--2.0%
417,555		Countrywide Alternative Loan Trust 2007-OA9 A2, 3.557%, 6/25/2047	180,253
31,138		Harborview Mortgage Loan Trust 2006-1 2A1A, 3.270%, 3/19/2037	19,035
454,169		Harborview Mortgage Loan Trust 2007-1, 3.160%, 4/19/2038	257,461
488,041	[1,2]	KLIO Funding Ltd. 2004-1A A1, 3.344%, 4/23/2039	171,131
65,312		Washington Mutual 2003-S4 1A3, 3.707%, 6/25/2018	64,800
21,412		Washington Mutual 2005-AR17 A-1A1, 3.477%, 12/25/2045	13,748
		TOTAL	706,428
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,667,722)	2,800,053
		COLLATERALIZED MORTGAGE OBLIGATIONS--6.5%
		Federal Home Loan Mortgage Corporation--0.4%
89,272		Federal Home Loan Mortgage Corp. REMIC 2395 FA, 3.088%, 6/15/2029	88,658
65,381		Federal Home Loan Mortgage Corp. REMIC 2395 FT, 2.938%, 12/15/2031	64,713
		TOTAL	153,371
		Federal National Mortgage Association--3.3%
93,909		Federal National Mortgage Association REMIC 0287A FB, 3.717%, 10/25/2031	92,797
123,288		Federal National Mortgage Association REMIC 1993-179 FJ, 4.525%, 10/25/2023	124,385
35,458		Federal National Mortgage Association REMIC 1993-247 FM, 3.898%, 12/25/2023	35,800
927,384		Federal National Mortgage Association REMIC 2002-25 FX, 4.207%, 4/25/2032	929,592
		TOTAL	1,182,574
		Non-Agency Mortgage--2.8%
332,777		Citigroup Mortgage Loan Trust 2004-UST1 A2, 4.273%, 8/25/2034	292,472
263,386		Washington Mutual 2006-AR1 2A1B, 3.925%, 1/25/2046	127,468
357,362		Washington Mutual 2006-AR15 1A, 3.695%, 11/25/2046	193,672
284,716		Washington Mutual 2006-AR17 1A, 3.675%, 12/25/2046	150,864
127,694		Washington Mutual 2002-AR6, 4.260%, 6/25/2042	109,689
352,311		Washington Mutual Mortgage Pass Through Certificates 2007-OA3 DA1C, 3.527%, 4/25/2047	105,183
		TOTAL	979,348
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,076,285)	2,315,293
		CORPORATE BONDS--18.8%
		Communications - Telecom Wireless--1.6%
600,000		Vodafone Group PLC, Note, 3.090%, 2/27/2012	563,811
		Communications – Telecom Wirelines--2.1%
50,000		SBC Communications, Inc., 3.014%, 11/14/2008	49,854
300,000		Telecom Italia Capital, Note, 3.281%, 2/01/2011	280,414
400,000		Telefonica SA, Floating Rate Note, 3.504%, 6/19/2009	396,734
		TOTAL	727,002
		Consumer Cyclical - Entertainment--1.4%
515,000		Time Warner, Inc., Floating Rate Note, 3.034%, 11/13/2009	504,812
		Energy - Independent--0.8%
280,000		Anadarko Petroleum Corp., Floating Rate Note, 3.219%, 9/15/2009	276,767
		Financial Institution - Banking--9.3%
900,000		Chase Manhattan Corp., Company Guarantee, 3.301%, 2/01/2027	682,556
900,000		NationsBank Capital Trust III, Bond, 3.341%, 1/15/2027	641,880
40,000		Popular North America, Inc., 3.191%, 4/06/2009	39,425
1,100,000		State Street Capital Trust IV, 3.819%, 6/15/2037	736,156
900,000		Wachovia Capital Trust II, Company Guarantee, 3.291%, 1/15/2027	542,520
900,000		Wells Fargo Capital II, Company Guarantee, 3.296%, 1/30/2027	669,560
		TOTAL	3,312,097
		Financial Institution - Brokerage--0.2%
50,000		Goldman Sachs Group, Inc., Floating Rate Note, 4.369%, 9/29/2014	37,560
50,000		Morgan Stanley Group, Inc., 3.035%, 1/18/2011	30,533
		TOTAL	68,093
		Financial Institution - Finance Noncaptive--2.1%
400,000		American Express Credit Corp., Floating Rate Note, 5.109%, 5/27/2010	386,683
310,000		CIT Group, Inc., Sr. Note, 3.054%, 2/13/2012	164,548
250,000		Capmark Financial Group, Inc., Company Guarantee, Series WI, 3.453%, 5/10/2010	177,606
		TOTAL	728,837
		Financial Institution - Insurance - P&C--1.3%
30,000		CNA Financial Corp., 6.500%, 8/15/2016	27,749
500,000	[1,2]	ZFS Finance USA Trust III, Floating Rate Note, 3.969%, 12/15/2065	443,858
		TOTAL	471,607
		TOTAL CORPORATE BONDS (IDENTIFIED COST $8,381,318)	6,653,026
		MORTGAGE-BACKED SECURITIES--17.5%
		Federal Home Loan Mortgage Corporation--13.1%
1,552,121		Federal Home Loan Mortgage Corp. Pool G08153, 7.000%, 30 Year, 9/1/2036	1,619,165
528,159		Federal Home Loan Mortgage Corp. Pool G18124, 6.000%, 15 Year, 6/1/2021	538,263
2,437,320		Federal Home Loan Mortgage Corp. Pool G18136, 6.000%, 15 Year, 8/1/2021	2,483,943
		TOTAL	4,641,371
		Federal National Mortgage Association--4.4%
384,122		Federal National Mortgage Association Pool 256360, 7.000%, 30 Year, 8/1/2036	401,420
1,100,873		Federal National Mortgage Association Pool 895073, 7.000%, 30 Year, 8/1/2036	1,150,446
		TOTAL	1,551,866
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $6,114,665)	6,193,237
		U.S. TREASURY--12.4%
4,400,000	[3]	United States Treasury Bill, 1.58%, 1/22/2009 (IDENTIFIED COST $4,373,897)	4,386,465
		MUTUAL FUNDS--13.2%[4]
298,286		High Yield Bond Portfolio	1,712,162
2,963,723	[5]	Prime Value Obligations Fund, Institutional Shares, 2.97%	2,963,723
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $4,713,012)	4,675,885
		TOTAL INVESTMENTS—108.8% (IDENTIFIED COST $41,750,209)[6]	38,548,101
		OTHER ASSETS AND LIABILITIES – NET—(8.8)%[7]	(3,115,847)
		TOTAL NET ASSETS—100%	$35,432,254

At September 30, 2008, the Fund had the following outstanding futures contract:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
8S&P 500 Index Short Futures	4	$1,169,000	December 2008	$61,985

At September 30, 2008, the Fund had the following open swap contracts:

Total Return Swap Counterparty	Reference Index	Buy/Sell	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Value
Merrill Lynch & Co., Inc.	S&P 500 Total Return	Buy	2.75%	10/06/2008	$7,419,548	$6,890,170
JPMorgan Chase Bank, N.A.	S&P 500 Total Return	Buy	2.81%	9/04/2009	$32,001,233	$30,119,963
TOTAL VALUE OF TOTAL RETURN SWAPS						$37,010,133
Unrealized Appreciation on the Futures Contract and Value of Swap Contracts is included in “Other Assets and Liabilities – Net”.

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales.  At September 30, 2008, these restricted securities amounted to $614,989, which represented 1.7% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”).  At September 30, 2008, these liquid restricted securities amounted to $614,989, which represented 1.7% of total net assets.

3	Discount rate at time of purchase.
4	Affiliated companies.
5	7-Day net yield.
6
At September 30, 2008, the cost of investments for federal tax purposes was $41,750,209. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts and swap contracts was $3,202,108. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $198,307 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,400,415.

7	Assets, other than investments in securities, less liabilities.
8	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$ 4,675,885	$ 61,985
Level 2 – Other Significant Observable Inputs	33,872,216	37,010,133
Level 3 – Significant Unobservable Inputs	---	---
Total	$38,548,101	$ 37,072,118

*Other financial instruments include a futures contract and swap contracts.

The following acronym is used throughout this portfolio:

REMIC	--Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Core Trust II, L.P.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	November 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Chrisopher Donahue
Principal Executive Officer
Date	November 20, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	November 20, 2008